Shareholders' equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Mar. 22, 2011	Dec. 31, 2010	Dec. 18, 2007
Class of Stock [Line Items]
Common stock, authorized	3,500,000,000				3,500,000,000
Common stock, par value	$ 0.01				$ 0.01
Preferred stock, authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock, outstanding	1,209,674,607
Preferred stock, outstanding	0
Redeemable noncontrolling interests	$ 114,000,000				$ 92,000,000
Issuance of preferred stock and a warrant to purchase shares of common stock			3,000,000,000
Repurchase of shares of Series B preferred stock, value		3,000,000,000
Redemption charge on repurchase of Series B preferred stock , net of tax		196,500,000
Repurchased warrants for common stock, value		136,000,000
Repurchased warrants for common stock, shares		14,516,129
Repurchase of shares of common stock, authorized						35,000,000
Repurchase of shares of common stock, additional authorized				13,000,000
Repurchase of common stock, shares	34,800,000
Repurchase of common stock, price per share	$ 24.00
Repurchase of common stock, value	$ 835,000,000
Common stock shares available for repurchase	12,000,000